Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
FaZe Clan Inc. [Member]
Accounts Payable and Accrued Expenses (Tables) [Line Items]
Schedule of accounts payable and accrued expenses
	(in thousands)
	December 31, 2021	December 31, 2020
Accounts payable	$7,976	$4,314
Accrued legal settlements	3,745	7,152
Accrued interest payable	5,517	195
Accrued transaction costs	3,995	—
Other accrued expenses	7,148	2,533
Total accounts payable and accrued expenses	$28,381	$14,194